Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In August 2010, the Company adopted the 2010 Share Incentive Plan (the “2010 Plan”), which has a term of ten years and permits the grant of options, share appreciation rights, restricted shares and restricted share units of the Company to employees, directors and consultants of the Company and its affiliates. Under the plan, a total of 35 million ordinary shares were initially reserved for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. The Company granted options equivalent to approximately 1.7%, nil and nil of the Company’s ordinary shares on a fully diluted basis for the years ended December 31, 2013, 2014 and 2015, respectively. Fair value of options granted, which was estimated at grant date, for the years ended December 31, 2013, 2014 and 2015 was $16.9 million, nil and nil, respectively.

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which was funded by the remaining 4.6 million shares from the 2010 Plan plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, was allowed a one-time increase in an amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. The Company intends to use such share incentive plan to attract and retain employee talent.

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Cost of revenues	$4,253	$755	$1,196
Sales and marketing	6,150	1,583	3,209
Product development	9,209	4,392	10,210
General and administrative	11,630	7,049	11,784

	$31,242	$13,779	$26,399

Stock based compensation related to the grants were amortized generally over four years on a straight-line basis with $4.1 million, $13.8 million and $26.4 million expensed for the years ended December 31, 2013, 2014 and 2015, respectively. Stock-based compensation for the year ended December 31, 2013 included a $27.1 million expense, which is the difference between the purchase price and the fair value of ordinary shares or vested options purchased from employees in connection with the Alibaba transaction (see Note 3).

Stock Options

The Group uses the Black-Scholes option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s option grants were as follows:

Year Ended December 31,
	2013	2014*	2015*
Stock options:
Expected term (in years)	3.5 - 4.8	N/A	N/A
Expected volatility	54% -61%	N/A	N/A
Risk-free interest rate	0.5% - 1.2%	N/A	N/A
Expected dividend yield	—	—	—

* No options were granted in 2014 and 2015.

Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding taking into consideration of historical exercise patterns. Due to the lack of industry comparison and comparable historical exercise pattern, the Company used the simplified method to calculate the expected term. Expected volatilities are based on historical volatilities of comparable companies’ ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. The Company does not anticipate paying any cash dividends in the foreseeable future.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177

December 31, 2013	4,648
Addition	1,000
Granted*	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738
Addition	21,684
Granted*	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217

*In 2013, 0.8 million restricted share units, equivalent to 1.4 million option shares, and 3.4 million stock options were granted under the 2010 Plan. In 2014, 3.0 million restricted share units and no options were granted under the 2014 Plan. In 2015, 4.9 million restricted share units and no options were granted under the 2014 Plan.

The following table sets forth a summary of option activities under the Company’s stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2012	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	$—
Exercise	(3,697)	$0.52
Cancelled/expired/forfeited	(534)	$2.84
Repurchased	—	$—

December 31, 2014	14,330	$1.28	3.2	$185,684
Granted	—	$—
Exercise	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22
Repurchased	—	$—

December 31, 2015	6,303	$1.26	2.4	$114,975

Vested and expected to vest as of December 31, 2014	14,261	$1.27	3.2	$184,937
Exercisable as of December 31, 2014	11,446	$0.76	2.7	$154,235

Vested and expected to vest as of December 31, 2015	6,237	$1.24	2.4	$113,909
Exercisable as of December 31, 2015	5,649	$1.01	2.2	$104,473

The total intrinsic value of options exercised for the years ended December 31, 2013, 2014 and 2015 was $37.3 million, $65.7 million and $106.2 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As of December 31, 2013, the estimated fair value of the Company’s ordinary shares was $14.10, which was determined with the assistance of an independent valuation firm. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2014 and 2015 was $14.24 and $19.50, respectively. Cash received from the exercise of stock option during the years ended December 31, 2013, 2014 and 2015 was $1.0 million, $1.5 million and $7.8 million, respectively.

As of December 31, 2014 and 2015, unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group’s employees and directors was $11.3 million and $3.9 million, respectively. Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.7 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options outstanding is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2014
$0.36 - $0.41	9,337	$0.37	9,337	$0.37	2.3
$0.96 - $1.80	844	$1.19	764	$1.18	3.1
$3.25 - $3.36	2,542	$3.29	1,345	$3.30	4.8
$3.43 - $3.50	1,607	$3.48	—	$—	5.5

	14,330	$1.28	11,446	$0.76	3.2

As of December 31, 2015
$0.36 - $0.41	4,167	$0.36	4,167	$0.36	1.7
$0.96 - $1.80	406	$1.24	406	$1.24	2.3
$3.25 - $3.36	682	$3.32	519	$3.33	3.5
$3.43 - $3.50	1,048	$3.48	557	$3.48	4.6

	6,303	$1.26	5,649	$1.01	2.2

Restricted Share Units

The following table sets forth a summary of restricted share unit activities:

	Shares Granted	Weighted- Average Grant Date Fair Value
	(In thousands)
December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

December 31, 2014	3,507	$16.44
Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

December 31, 2015	6,501	$13.98

As of December 31, 2015, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested, service-based restricted share units granted to the Company’s employees and non-employee directors, was $73.0 million. This cost is expected to be recognized over a weighted-average period of 3.2 years.  The total fair value based on the vesting date of the restricted share units vested was $2.7 million and $17.8 million for the years ended December 31, 2014 and 2015, respectively.